Money Market II Fund
Money Market II Fund
Investment Objective
The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Fund is offered. If separate account fees were shown then the Fund’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Money Market II Fund
Management Fees		0.25%
Other Expenses		0.38%
Total Annual Fund Operating Expenses		0.63%
Expense Reimbursement		0.08%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.55%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2015, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.55%. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2015. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected then the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Money Market II Fund	56	194	343	779

Principal Investment Strategies of the Fund

The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. Such securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 60 days or less. This is in accordance with Rule 2a-7 of the Investment Company Act of 1940. These practices are designed to minimize any fluctuation in the value of the Fund’s portfolio.

The Fund’s investments include:

•	Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

•	Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion;

•	Commercial paper sold by corporations and finance companies;

•	Corporate debt obligations with remaining maturities of 13 months or less;

•	Repurchase agreements;

•	Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund’s net assets);

•	Asset-backed securities;

•	Adjustable rate securities;

•	Variable rate demand notes; and

•	Illiquid securities (limited to 5% of the Fund’s net assets).

Principal Risks of Investing in the Fund

There can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because of the following principal risks the value of your investment may fluctuate and you could lose money.

In July 2014, the SEC adopted money market fund reforms to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The fund is required to comply with the money market reforms as they become effective on a phased basis over the next 2 years. In complying with the reforms, the fund may be required to take certain steps that may affect its structure and/or operations, which could adversely impact the return potential of the fund.

The following is a summary of the principal risks of investing in the Fund.

Credit Risk: The Fund may suffer losses if the issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Financial Services Exposure Risk: A substantial portion of the Fund’s portfolio may be comprised of money market instruments issued by banks. As a result, events affecting issuers in the financial services industry, including changes in government regulation and interest rates and economic downturns, may impact the creditworthiness of such issuers or their ability to honor their financial obligations. These events could have a negative impact on the Fund.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Interest Rate Risk: The value of fixed-income securities may decline when interest rates go up or increase when interest rates go down. The interest earned on fixed-income securities may decline when interest rates go down or increase when interest rates go up. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

Risks of Investing in Money Market Securities: An investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

U.S. Government Obligations Risk: Unlike U.S. Treasury obligations, securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government and are therefore subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Citi Treasury Bill 3 Month Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart below, the highest return for a quarter was 1.21% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2013). For the year-to-date through September 30, 2014, the Fund’s return was 0.01%.

Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Money Market II Fund	0.01%	0.08%	1.52%
Money Market II Fund Citi Treasury Bill 3 Month Index	0.05%	0.10%	1.59%